Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Income Taxes

10. Income Taxes

The quarterly provision for or benefit from income taxes is computed based upon the estimated annual effective tax rate and the year-to-date pre-tax loss and other comprehensive loss. The Company did not record a provision or benefit for income taxes during the three months ended March 31, 2025 and 2024, respectively.

For the three months ended March 31, 2025 and 2024, the Company recorded non-taxable income of $1,417 and $68,427, respectively, related to a change in the fair value of a warrant liability. The Company incurred taxable losses in 2024 and projects further taxable losses for 2025. The Company did not record a benefit from income taxes because, based on evidence involving its ability to realize its deferred tax assets, the Company recorded a full valuation allowance against its deferred tax assets.

11. Income Taxes

The Company did not record a provision for income taxes for the years ended December 31, 2024 and December 31, 2023 due to a full valuation allowance against its deferred tax assets.

The difference between the provision for income taxes and income taxes computed using the effective U.S. federal statutory rate is as follows:

	Year Ended December 31,
	2024	2023
Federal tax statutory rate	21.0%	21.0%
State tax, net of federal benefit	7.2	7.2
Non-taxable change in fair value of warrant liability	0.2	1,953.2
Research and development credits	0.5	37.8
Change in valuation allowance	(28.9)	(2,019.2)
Effective tax rate	—%	—%

Significant components of the Company’s deferred tax assets are as follows:

	Year Ended December 31,
	2024	2023
Net operating loss carryforwards	$10,949,394	$7,281,811
Research and development credits	446,160	370,145
Capitalized research and development costs	2,122,632	1,716,037
Capitalized start-up costs	922,340	799,367
Other, net	478,830	336,564
Total gross deferred tax assets	14,919,356	10,503,924
Valuation allowance	(14,919,356)	(10,503,924)
Net deferred tax assets	$—	$—

As of December 31, 2024 and 2023, a full valuation allowance of $14,919,356 and $10,503,924, respectively, was established against its deferred tax assets due to the uncertainty surrounding the realization of such assets. The valuation allowance increased by $4,415,432 and $2,003,941 in 2024 and 2023, respectively, due to the increase in the deferred tax assets by the same amount; primarily due to net operating loss carryforwards and the mandatory capitalization of qualified research and development expenses in 2023.

As of December 31, 2024, the Company had federal and state net operating loss carryforwards of $36,356,115 and $48,464,356, respectively. As of December 31, 2023, the Company had federal and state net operating loss carryforwards of $23,777,049 and $33,468,573, respectively. Federal net operating losses carryforward indefinitely. State net operating loss carryforwards will begin to expire in 2026.

The Company had estimated federal research and development credit carryforwards of $93,915 as of December 31, 2024 and 2023. The federal research tax credit carryforwards will begin to expire in 2040. The Company had estimated state research and development credit carryforwards of $445,880 and $349,658 as of December 31, 2024 and 2023, respectively. The California state credits carryforward indefinitely.

Pursuant to Section 382 and 383 of the Internal Revenue Code (“IRC”), utilization of the Company’s federal net operating loss carryforwards and research and development credit carryforwards may be subject to annual limitations in the event of any significant future changes in its ownership structure. These annual limitations may result in the expiration of net operating loss and research and development credit carryforwards prior to utilization. The Company has not completed an IRC Section 382 and 383 analyses regarding the limitation of net operating loss and research and development credit carryforwards.

No liability is recorded on the financial statements related to uncertain tax positions. There are no unrecognized tax benefits as of December 31, 2024 and 2023. The Company does not expect that uncertain tax benefits will materially change in the next 12 months.

The Company’s policy is to record estimated interest and penalties related to uncertain tax benefits as income tax expense. As of December 31, 2024 and 2023, the Company had no accrued interest or penalties recorded related to uncertain tax positions.

The Company is subject to taxation in the U.S. and various state jurisdictions. The Company’s tax returns since inception are subject to examination by the U.S. and various state tax authorities. The Company is not currently undergoing a tax audit in any federal or state jurisdiction.